Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2022 and 2023, accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
Accrued payroll and employee benefits	$7,846	$9,541
Accrued expenses(a)	3,946	4,242
Advance from customers(b)	692	484
Others	665	440
Total	$13,149	$14,707

(a)	Accrued expenses mainly represent accrued freight charges and other accrued expensed related to the business operation.

(b)	Advance from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period. All of the balance as of December 31, 2021 and 2022 had been recognized as revenue for the years ended December 31, 2022 and 2023, respectively. The Group expects to recognize the balance as of December 31, 2023 as revenue within the next 12 months.